PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present your Semi-Annual Report to Shareholders for 111 Corcoran Bond Fund. It covers the six-month period ended November 30, 1995.

This report contains important information that includes an Investment Review by the Fund's portfolio manager, a complete listing of the Fund's Portfolio of Investments, and its Financial Statements.

To help your investment earn income, 111 Corcoran Bond Fund invests primarily in U.S. government bonds and corporate bonds rated A or better by a nationally recognized rating agency.* At the end of the report period, the Fund's assets were primarily invested in government obligations (68.1%), followed by corporate bonds (29.2%), and short-term obligations (2.2%).

During the six-month period ended November 30, 1995, 111 Corcoran Bond Fund achieved a total return of 5.70% based on net asset value.** The Fund paid a total of $0.33 in income per share, while its share price rose from $10.00 on the first day of the period to $10.23 on the last day of the period. The fund's net assets stood at $89.2 million at the end of the period.

Thank you for selecting 111 Corcoran Bond Fund as a way to put your money to work pursuing income. We will continue to keep you informed about your Fund's progress.

Sincerely,

LOGO
Edward C. Gonzales
President
January 15, 1996

 * Ratings are according to Standard & Poor's Ratings Group.

** Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the period ended November 30, 1995, which reflects the Fund's sales charge was 0.96%.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

After a nominal selloff in July and August the bond market had an almost uninterrupted rally that took yields to their yearly lows. The 10-year treasury yield closed under 5.60% after trading at 7.85% earlier in the year.

Total returns of bonds in 1995 were quite good and we were pleased with the fund's total return of 5.70%*, for the six months ended November 30, 1995.

We are cautiously optimistic about 1996. Inflation continues to be under control and the economy is growing slowly. Additionally, the Federal Reserve Board has shown it will accommodate the economy with lower rates.

Long term, the trend in rates still appears to be lower. The population is aging dramatically and this sector typically spends less and saves more. Thus the supply and demand for credit is favorable for lower interest rates.

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

111 CORCORAN BOND FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                               VALUE
----------      ----------------------------------------------------------------    -----------
LONG-TERM INVESTMENTS--97.2%
--------------------------------------------------------------------------------
CORPORATE BONDS--29.2%
--------------------------------------------------------------------------------
                ASSET-BACKED SECURITIES--.6%
                ----------------------------------------------------------------
$  500,000      Sears Credit Account Trust, 8.60%, 1991B, 5/15/1998                 $   505,655
                ----------------------------------------------------------------    -----------
                AUTO/TRUCK MANUFACTURER--1.3%
                ----------------------------------------------------------------
 1,000,000      Ford Motor Co., 9.00%, 9/15/2001                                      1,133,950
                ----------------------------------------------------------------    -----------
                BANKING--1.7%
                ----------------------------------------------------------------
 1,500,000      Bankers Trust NY Corp., 7.25%, 1/15/2003                              1,557,525
                ----------------------------------------------------------------    -----------
                CONSUMER PRODUCTS--4.5%
                ----------------------------------------------------------------
 1,000,000      Joseph E. Seagram & Sons, Inc., 9.75%, 6/15/2000                      1,019,790
                ----------------------------------------------------------------
 1,000,000      Philip Morris Cos., Inc., 9.00%, 1/1/2001                             1,121,470
                ----------------------------------------------------------------
 1,000,000      Philip Morris Cos., Inc., 7.125%, 8/15/2002                           1,040,220
                ----------------------------------------------------------------
   750,000      RJR Nabisco Inc., 8.00%, 1/15/2000                                      794,092
                ----------------------------------------------------------------    -----------
                Total                                                                 3,975,572
                ----------------------------------------------------------------    -----------
                FINANCE--COMMERCIAL--2.2%
                ----------------------------------------------------------------
 1,750,000      Ford Capital BV, 9.375%, 5/15/2001                                    2,003,418
                ----------------------------------------------------------------    -----------
                FINANCE--INSURANCE--2.6%
                ----------------------------------------------------------------
   500,000      AON Corp., 6.875%, 10/1/1999                                            514,705
                ----------------------------------------------------------------
   500,000      Cigna Corp., 7.40%, 1/15/2003                                           524,870
                ----------------------------------------------------------------
 1,000,000      Continental Corp., 7.25%, 3/1/2003                                    1,022,950
                ----------------------------------------------------------------
   250,000      Kemper Corp., 8.80%, 11/1/1998                                          266,900
                ----------------------------------------------------------------    -----------
                Total                                                                 2,329,425
                ----------------------------------------------------------------    -----------
                FINANCIAL SECURITIES--5.0%
                ----------------------------------------------------------------
 2,000,000      Bear Stearns Cos., Inc., 6.625%, 1/15/2004                            2,008,120
                ----------------------------------------------------------------
   500,000      Merrill Lynch & Co., Inc., 4.75%, 6/24/1996                             497,150
                ----------------------------------------------------------------



111 CORCORAN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                               VALUE
----------      ----------------------------------------------------------------    -----------
CORPORATE BONDS--CONTINUED
--------------------------------------------------------------------------------
                FINANCIAL SECURITIES--CONTINUED
                ----------------------------------------------------------------
$1,000,000      Merrill Lynch & Co., Inc., 6.25%, 10/15/2008                        $   969,020
                ----------------------------------------------------------------
 1,000,000      Salomon, Inc., 6.875%, 12/15/2003                                       979,590
                ----------------------------------------------------------------    -----------
                Total                                                                 4,453,880
                ----------------------------------------------------------------    -----------
                INDUSTRIAL--1.7%
                ----------------------------------------------------------------
 1,500,000      Hanson Overseas BV, 6.75%, 9/15/2005                                  1,532,745
                ----------------------------------------------------------------    -----------
                METALS--0.7%
                ----------------------------------------------------------------
   500,000      Reynolds Metals Co., 9.00%, 8/15/2003                                   576,680
                ----------------------------------------------------------------    -----------
                MULTI-INDUSTRY--1.0%
                ----------------------------------------------------------------
   750,000      Loews Corp., 8.875%, 4/15/2011                                          877,972
                ----------------------------------------------------------------    -----------
                OIL--0.7%
                ----------------------------------------------------------------
   500,000      Pennzoil Co., conv. deb., 6.50%, 1/15/2003                              616,250
                ----------------------------------------------------------------    -----------
                RETAIL--1.1%
                ----------------------------------------------------------------
   500,000      Sears Roebuck & Co., 9.47%, 1/23/1996                                   503,340
                ----------------------------------------------------------------
   500,000      Sears Roebuck & Co., MTN, 6.70%, 7/14/1997                              506,635
                ----------------------------------------------------------------    -----------
                Total                                                                 1,009,975
                ----------------------------------------------------------------    -----------
                UTILITIES--6.1%
                ----------------------------------------------------------------
 1,000,000      Gulf States Utilities Co., 6.77%, 8/1/2005                              997,750
                ----------------------------------------------------------------
   750,000      Hydro Quebec, 6.375%, 1/15/2002                                         755,303
                ----------------------------------------------------------------
 1,000,000      Pacific Gas & Electric Co., 7.75%, 6/30/2004                          1,087,600
                ----------------------------------------------------------------
 1,500,000      Southwestern Bell Telephone Co., 7.375%, 5/1/2012                     1,548,690
                ----------------------------------------------------------------
 1,000,000      West Penn Power Co., 7.875%, 12/1/2004                                1,064,060
                ----------------------------------------------------------------    -----------
                Total                                                                 5,453,403
                ----------------------------------------------------------------    -----------
                TOTAL CORPORATE BONDS (IDENTIFIED COST, $25,275,322)                 26,026,450
                ----------------------------------------------------------------    -----------
                                                   GOVERNMENT OBLIGATIONS--68.1%
--------------------------------------------------------------------------------
                FARM CREDIT SYSTEM FINANCIAL ASSISTANCE CORP.--0.6%
                ----------------------------------------------------------------
   500,000      9.20%, 9/27/2005                                                        564,685
                ----------------------------------------------------------------    -----------



111 CORCORAN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                               VALUE
----------      ----------------------------------------------------------------    -----------
GOVERNMENT OBLIGATIONS--CONTINUED
--------------------------------------------------------------------------------
                FEDERAL HOME LOAN BANK--8.8%
                ----------------------------------------------------------------
$  750,000*     3.54%, Structured Note, 12/2/1995                                   $   700,103
                ----------------------------------------------------------------
   500,000*     4.125%, Structured Note, 12/3/1995                                      472,945
                ----------------------------------------------------------------
 1,000,000      5.738%, Structured Note, 12/23/1995                                     974,250
                ----------------------------------------------------------------
 1,000,000*     3.598%, Structured Note, 2/25/1996                                      923,110
                ----------------------------------------------------------------
 1,800,000*     5.05%, Structured Note, 3/1/1996                                      1,791,342
                ----------------------------------------------------------------
 1,000,000      6.25%, Step-up, 5/11/1998                                             1,012,900
                ----------------------------------------------------------------
 1,000,000      6.30%, Structured Note, 11/28/2000                                    1,004,688
                ----------------------------------------------------------------
 1,000,000      6.33%, 11/20/2001                                                     1,003,750
                ----------------------------------------------------------------    -----------
                Total                                                                 7,883,088
                ----------------------------------------------------------------    -----------
                FEDERAL HOME LOAN MORTGAGE CORPORATION--28.9%
                ----------------------------------------------------------------
 1,000,000*     4.75%, Structured Note, 9/20/1996                                       978,220
                ----------------------------------------------------------------
 1,000,000      5.90%, 4/21/2000                                                        990,870
                ----------------------------------------------------------------
 1,000,000      5.69%, 11/29/2000                                                       981,870
                ----------------------------------------------------------------
   500,000      6.80%, 9/18/2002                                                        500,475
                ----------------------------------------------------------------
   217,649      5.00%, Series 1194F, 11/15/2005                                         214,452
                ----------------------------------------------------------------
 1,500,000      7.50%, Series 1143VD, 1/15/2006                                       1,568,640
                ----------------------------------------------------------------
 1,000,000      6.00%, Series 13669G, 5/15/2006                                         984,390
                ----------------------------------------------------------------
 1,000,000      8.00%, Series 1033G, 1/15/2006                                        1,053,190
                ----------------------------------------------------------------
 2,500,000      6.25%, Series 1506G, 10/15/2006                                       2,481,400
                ----------------------------------------------------------------
 4,000,000      8.00%, Series 1171G, 11/15/2006                                       4,288,880
                ----------------------------------------------------------------
 1,250,000      6.00%, Series 1337C, 12/15/2006                                       1,236,900
                ----------------------------------------------------------------
 1,000,000      7.00%, Series 1187H, 12/15/2006                                       1,024,320
                ----------------------------------------------------------------
    84,445      6.50%, Series 1422E, 2/15/2007                                           84,832
                ----------------------------------------------------------------
 1,000,000      7.00%, Series 1338J, 2/15/2007                                        1,020,300
                ----------------------------------------------------------------
 1,500,000      6.25%, Series 1553E, 4/15/2007                                        1,505,775
                ----------------------------------------------------------------
 1,000,000      7.00%, Series 1341K, 8/15/2007                                        1,025,170
                ----------------------------------------------------------------
 1,000,000      7.00%, Series 1458J, 8/15/2007                                        1,033,120
                ----------------------------------------------------------------



111 CORCORAN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                               VALUE
----------      ----------------------------------------------------------------    -----------
GOVERNMENT OBLIGATIONS--CONTINUED
--------------------------------------------------------------------------------
                FEDERAL HOME LOAN MORTGAGE CORPORATION--CONTINUED
                ----------------------------------------------------------------
$1,000,000      6.50%, Series 1551E, 9/15/2007                                      $ 1,018,070
                ----------------------------------------------------------------
   176,459      6.50%, Series 1452C, 12/15/2007                                         171,447
                ----------------------------------------------------------------
 1,000,000      7.00%, Series 1465GA, 2/15/2008                                       1,029,290
                ----------------------------------------------------------------
   400,000      7.00%, Series 1324VE, 8/15/2008                                         413,064
                ----------------------------------------------------------------
 1,000,000      7.00%, Series 1477ID, 11/15/2009                                      1,026,190
                ----------------------------------------------------------------
   595,000      7.00%, Series 1468M, 1/15/2010                                          611,606
                ----------------------------------------------------------------
   500,000      7.00%, Series 1228H, 2/15/2022                                          502,565
                ----------------------------------------------------------------    -----------
                Total                                                                25,745,036
                ----------------------------------------------------------------    -----------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION--11.7%
                ----------------------------------------------------------------
 1,700,000*     6.40%, Structured Note, 12/2/1995                                     1,698,980
                ----------------------------------------------------------------
 1,275,000*     9.4865%, Structured Note, 12/29/1995                                  1,320,518
                ----------------------------------------------------------------
   250,000*     Principal Strip, 11/22/2001 (Callable 11/22/1996 @ 100)                 236,883
                ----------------------------------------------------------------
 2,000,000      7.30%, 10/28/2002                                                     2,042,720
                ----------------------------------------------------------------
 2,000,000      6.625%, 4/10/2003                                                     2,006,040
                ----------------------------------------------------------------
 1,000,000      6.48%, 2/18/2004                                                        992,620
                ----------------------------------------------------------------
 2,000,000      8.25%, 10/12/2004                                                     2,146,620
                ----------------------------------------------------------------    -----------
                Total                                                                10,444,381
                ----------------------------------------------------------------    -----------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION--REMICS--14.3%
                ----------------------------------------------------------------
 1,000,000      7.00%, REMIC, Series 199479G, 11/25/2004                              1,040,870
                ----------------------------------------------------------------
 1,450,000      7.50%, REMIC, Series 199248G, 11/25/2005                              1,487,091
                ----------------------------------------------------------------
 1,000,000      7.00%, REMIC, Series 199270H, 4/25/2006                               1,016,770
                ----------------------------------------------------------------
 1,000,000      7.50%, REMIC, Series 199336J, 5/25/2006                               1,057,140
                ----------------------------------------------------------------
 2,000,000      7.00%, REMIC, Series 1993139KD, 7/25/2006                             2,072,900
                ----------------------------------------------------------------
 1,000,000      8.00%, REMIC, Series 1991150G, 11/25/2006                             1,061,010
                ----------------------------------------------------------------
 1,000,000      7.25%, REMIC, Series 199250J, 12/25/2006                              1,030,850
                ----------------------------------------------------------------
 1,000,000      7.00%, REMIC, Series 199253G, 4/25/2007                               1,022,220
                ----------------------------------------------------------------
 1,000,000      6.00%, REMIC, Series 1993209H, 3/25/2008                                974,590
                ----------------------------------------------------------------



111 CORCORAN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT
OR SHARES                                                                              VALUE
----------      ----------------------------------------------------------------    -----------
GOVERNMENT OBLIGATIONS--CONTINUED
--------------------------------------------------------------------------------
                FEDERAL NATIONAL ASSOCIATION--REMICS--CONTINUED
                ----------------------------------------------------------------
$1,000,000      6.75%, REMIC, Series 199333H, 9/25/2008                              $1,000,170
                ----------------------------------------------------------------
 1,000,000      7.00%, REMIC, Series 1992124D, 4/25/2010                              1,027,150
                ----------------------------------------------------------------    -----------
                Total                                                                12,790,761
                ----------------------------------------------------------------    -----------
                MORTGAGE-BACKED SECURITIES--1.4%
                ----------------------------------------------------------------
1,250,000*      CMC CMO, 5.76%, Series 1994CA14, 12/25/95                             1,203,750
                ----------------------------------------------------------------    -----------
                SOVEREIGN GOVERNMENT--2.4%
                ----------------------------------------------------------------
 2,000,000      Ontario Province CDA, 7.375%, 1/27/2003                               2,135,080
                ----------------------------------------------------------------    -----------
                TOTAL GOVERNMENT OBLIGATIONS (IDENTIFIED COST, $59,203,679)          60,766,781
                ----------------------------------------------------------------    -----------
                TOTAL LONG-TERM INVESTMENTS (IDENTIFIED COST, $84,479,001)           86,793,231
                ----------------------------------------------------------------    -----------
MUTUAL FUND SHARES--2.2%
--------------------------------------------------------------------------------
 1,940,144      Goldman Sachs Money Market Fund (at net asset value)                  1,940,144
                ----------------------------------------------------------------    -----------
                TOTAL INVESTMENTS (IDENTIFIED COST $86,419,145)                     $88,733,375+
                ----------------------------------------------------------------    -----------


+ The cost of investments for federal tax purposes amounts to $86,419,145. The net unrealized appreciation of investments on a federal tax basis amounts to $2,314,230 which is comprised of $3,062,728 appreciation and $748,498 depreciation at November 30, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($89,281,913) at November 30, 1995.

* Current rate and next reset are shown.

The following abbreviations are used in this portfolio:

CMO    -- Collateralized Mortgage Obligation
MTN    -- Medium Term Note
REMIC  -- Real Estate Mortgage Investment Conduit


(See Notes which are an integral part of the Financial Statements)


111 CORCORAN BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $86,419,145)     $88,733,375
--------------------------------------------------------------------------------
Income receivable                                                                     1,035,460
--------------------------------------------------------------------------------
Receivable for shares sold                                                               23,418
--------------------------------------------------------------------------------
Deferred expenses                                                                         7,242
--------------------------------------------------------------------------------    -----------
     Total assets                                                                    89,799,495
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Income distribution payable                                             $479,147
---------------------------------------------------------------------
Payable to Bank                                                           23,331
---------------------------------------------------------------------
Accrued expenses                                                          15,104
---------------------------------------------------------------------   --------
     Total liabilities                                                                  517,582
--------------------------------------------------------------------------------    -----------
Net Assets for 8,731,228 shares outstanding                                         $89,281,913
--------------------------------------------------------------------------------    -----------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid in capital                                                                     $90,918,022
--------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            2,314,230
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                                         (3,959,883)
--------------------------------------------------------------------------------
Undistributed net investment income                                                       9,544
--------------------------------------------------------------------------------    -----------
     Total Net Assets                                                               $89,281,913
--------------------------------------------------------------------------------    -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
--------------------------------------------------------------------------------
Net Asset Value Per Share ($89,281,913 / 8,731,228 shares outstanding)                   $10.23
--------------------------------------------------------------------------------    -----------
Offering Price Per Share (100/95.50 of $10.23)*                                          $10.71
--------------------------------------------------------------------------------    -----------


* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


111 CORCORAN BOND FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------
Interest                                                                             $3,015,483
---------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------
Investment advisory fee                                                 $ 329,279
---------------------------------------------------------------------
Administrative personnel and services fee                                  65,861
---------------------------------------------------------------------
Custodian fees                                                              5,479
---------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                   13,018
---------------------------------------------------------------------
Directors'/Trustees' fees                                                   2,334
---------------------------------------------------------------------
Auditing fees                                                               8,602
---------------------------------------------------------------------
Legal fees                                                                  1,326
---------------------------------------------------------------------
Portfolio accounting fees                                                  16,402
---------------------------------------------------------------------
Share registration costs                                                    3,918
---------------------------------------------------------------------
Printing and postage                                                        3,896
---------------------------------------------------------------------
Insurance premiums                                                          4,172
---------------------------------------------------------------------
Miscellaneous                                                               6,782
---------------------------------------------------------------------   ---------
     Total expenses                                                       461,069
---------------------------------------------------------------------
Waiver--
---------------------------------------------------------------------
  Waiver of investment advisory fee                                      (329,279)
---------------------------------------------------------------------   ---------
     Net expenses                                                                       131,790
---------------------------------------------------------------------------------    ----------
          Net investment income                                                       2,883,693
---------------------------------------------------------------------------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------
Net realized gain on investments                                                        310,666
---------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                  1,692,812
---------------------------------------------------------------------------------    ----------
     Net realized and unrealized gain on investments                                  2,003,478
---------------------------------------------------------------------------------    ----------
          Change in net assets resulting from operations                             $4,887,171
---------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)


111 CORCORAN BOND FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  SIX MONTHS
                                                                    ENDED
                                                                 NOVEMBER 30,    YEAR ENDED
                                                                     1995          MAY 31,
                                                                 (UNAUDITED)        1995
                                                                 ------------    -----------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------
Net investment income                                             $2,883,693     $ 6,245,751
--------------------------------------------------------------
Net realized gain (loss) on investments ($310,666 net gain and
$2,849,640 net loss, respectively, as computed for federal tax
purposes)                                                            310,666      (2,910,851)
--------------------------------------------------------------
Net change in unrealized appreciation (depreciation)               1,692,812       5,763,658
--------------------------------------------------------------   -----------     -----------
     Change in net assets resulting from operations                4,887,171       9,098,558
--------------------------------------------------------------   -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------
Distributions from net investment income                          (2,883,693)     (6,237,478)
--------------------------------------------------------------   -----------     -----------
     Change in net assets resulting from distributions to
     shareholders                                                 (2,883,693)     (6,237,478)
--------------------------------------------------------------   -----------     -----------
SHARE TRANSACTIONS--
--------------------------------------------------------------
Proceeds from sale of shares                                       7,343,736       8,941,154
--------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                               101,894         283,034
--------------------------------------------------------------
Cost of shares redeemed                                           (7,281,937)    (22,793,571)
--------------------------------------------------------------   -----------     -----------
     Change in net assets resulting from share transactions          163,693     (13,569,383)
--------------------------------------------------------------   -----------     -----------
          Change in net assets                                     2,167,171     (10,708,303)
--------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------
Beginning of period                                               87,114,742      97,823,045
--------------------------------------------------------------   -----------     -----------
End of period (including undistributed net investment income
  of $9,544 and $9,544, respectively)                             $89,281,913    $87,114,742
--------------------------------------------------------------   -----------     -----------


(See Notes which are an integral part of the Financial Statements)


111 CORCORAN BOND FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             SIX MONTHS
                                               ENDED
                                            (UNAUDITED)               YEAR ENDED NOVEMBER 30,
                                            NOVEMBER 30,        -----------------------------------
                                                1995             1995          1994         1993(A)
                                            ------------        ------        ------        -------
NET ASSET VALUE, BEGINNING OF PERIOD           $10.00           $ 9.63        $10.13        $10.00
-----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------
  Net investment income                          0.33             0.66          0.63          0.49
-----------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                 0.23             0.37         (0.50)         0.13
-----------------------------------------   ---------           ------        ------        ------
  Total from investment operations               0.56             1.03          0.13          0.62
-----------------------------------------   ---------           ------        ------        ------
LESS DISTRIBUTIONS
-----------------------------------------
  Distributions from net investment
  income                                        (0.33)           (0.66)        (0.63)        (0.49)
-----------------------------------------   ---------           ------        ------        ------
NET ASSET VALUE, END OF PERIOD                 $10.23           $10.00        $ 9.63        $10.13
-----------------------------------------   ---------           ------        ------        -------
TOTAL RETURN(B)                                  5.70%           11.32%         1.21%         6.28%
-----------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------
  Expenses                                       0.30%*           0.34%         0.50%         0.70%*
-----------------------------------------
  Net investment income                          6.57%*           6.98%         6.32%         6.00%*
-----------------------------------------
  Expense waiver/reimbursement(c)                0.75%*           0.75%         0.75%         0.78%*
-----------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------
  Net assets, end of period (000 omitted)     $89,282           $87,115       $97,823      $31,928
-----------------------------------------
  Portfolio turnover                               14%              37%           76%           59%
-----------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from July 15, 1992 (date of initial public investment) to May 31, 1993.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


111 CORCORAN BOND FUND

NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

111 Corcoran Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of two diversified portfolios and one non-diversified portfolio. The financial statements included herein present only those of 111 Corcoran Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end investment companies are valued at net asset value. All other securities are valued at prices provided by an independent pricing service.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal taxes are necessary.

     At May 31, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $2,897,993, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.

     Pursuant to the Code, such capital loss carryforwards will expire as follows:

EXPIRATION YEAR        EXPIRATION AMOUNT
----------------      -------------------
      2002                 $  48,353
      2003                 $2,849,640



111 CORCORAN BOND FUND
--------------------------------------------------------------------------------

     Additionally, net capital losses of $1,285,410 attributable to security transactions incurred after October 31, 1994 are treated as arising on June 1, 1995, the first day of the Fund's next taxable year.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                                 SIX MONTHS
                                                                   ENDED         YEAR ENDED
                                                                NOVEMBER 30,      MAY 31,
                                                                    1995            1995
-------------------------------------------------------------   ------------     -----------
Shares sold                                                        733,706         936,690
-------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                          10,161          29,807
-------------------------------------------------------------
Shares redeemed                                                   (167,973)      (2,416,497)
-------------------------------------------------------------   -----------      ----------
  Net change resulting from share transactions                     575,894       (1,450,000)
-------------------------------------------------------------   -----------      ----------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Central Carolina Bank and Trust Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to .75 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The FAS fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

TRANSFER AND DIVIDEND DISBURSING AGENT AND PORTFOLIO ACCOUNTING FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund for which it receives


111 CORCORAN BOND FUND
--------------------------------------------------------------------------------

a fee. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $46,033 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following May 1, 1992 (date the Fund became effective). For the six months ended November 30, 1995, the Fund paid $6,230 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 1995, were as follows:

-------------------------------------------------------------------------------
Purchases                                                                         $12,758,702
-------------------------------------------------------------------------------   -----------
Sales                                                                             $11,567,616
-------------------------------------------------------------------------------   -----------

TRUSTEES                                        OFFICERS
---------------------------------------------------------------------------------------------
John F. Donahue                                 John F. Donahue
Thomas G. Bigley                                Chairman
John T. Conroy, Jr.                             Edward C. Gonzales
William J. Copeland                             President and Treasurer
James E. Dowd                                   J. Christopher Donahue
Lawrence D. Ellis, M.D.                         Executive Vice President
Edward L. Flaherty, Jr.                         John W. McGonigle
Edward C. Gonzales                              Executive Vice President and Secretary
Peter E. Madden                                 Richard B. Fisher
Gregor F. Meyer                                 Vice President
John E. Murray, Jr.                             Joseph S. Machi
Wesley W. Posvar                                Vice President and Assistant Treasurer
Marjorie P. Smuts                               David M. Taylor
                                                Assistant Treasurer
                                                C. Grant Anderson
                                                Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.



PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present your Semi-Annual Report to Shareholders for 111 Corcoran Equity Fund. It covers the six-month period ended November 30, 1995.

This report contains important information that includes an Investment Review by the Fund's portfolio manager, a complete listing of the Fund's Portfolio of Investments, and its Financial Statements.

To help your investment grow in value over the long term, 111 Corcoran Equity Fund invests in a diversified portfolio of high-quality stocks. The Fund's portfolio includes stocks issued by many household names whose products and services you may use every day.

During the six-month period, the economy was very favorable for stocks. As a result, 111 Corcoran Equity Fund delivered a strong total return of 11.42% based on net asset value for the period ended November 30, 1995.* The Fund paid a total of $0.09 in income per share, while its share price rose from $11.48 on the first day of the period to $12.70 on the last day of the period. The Fund's net assets stood at $27.2 million at the end of the period.

Thank you for selecting 111 Corcoran Equity Fund as an investment that can help your money grow over the long term. We will continue to keep you informed about your Fund's progress.

Sincerely,

LOGO
Edward C. Gonzales
President
January 15, 1996

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the period ended November 30, 1995, which reflects the Fund's sales charge was 6.41%.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

The U.S. financial markets turned in a strong performance for the period ended November 30, 1995. The economic environment remains promising for stocks, with economic growth at moderate levels, and inflation and interest rates relatively low.

111 Corcoran Equity Fund delivered a total return of 11.42% based on net asset value for the six-month period ended November 30, 1995.* The Fund benefited from its concentration in financial stocks. However, a minimal exposure to technology stocks and a decline in basic material stocks during October-November period penalized the Fund's short-term performance.

As of November 30, 1995, 93.9% of the Fund's market value was invested in stocks while the remaining was concentrated in short term obligations. Total Fund net assets were approximately $27 million. The Fund's ten largest holdings were:

Columbia/HCA Healthcare Corp.         3.3%
ITT Corporation                       3.1%
AT&T Corp.                            3.1%
American Express Co.                  2.9%
General Motors Corp.                  2.7%
Jefferson-Pilot Corp.                 2.6%
General Electric Co.                  2.5%
Johnson & Johnson                     2.4%
Questar Corp.                         2.4%
Raychem Corp.                         2.3%


With low inflation and stable interest rates, the outlook for stock is quite positive. Fund management continues to find opportunities in attractively valued companies that offer earnings growth with significant income potential.

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


111 CORCORAN EQUITY FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                               VALUE
----------      ----------------------------------------------------------------    -----------
COMMON STOCKS--94.4%
--------------------------------------------------------------------------------
                AEROSPACE--1.9%
                ----------------------------------------------------------------
    11,000      Allied Signal Inc.                                                  $   519,750
                ----------------------------------------------------------------    -----------
                AUTOMOBILE--4.6%
                ----------------------------------------------------------------
    15,000      General Motors Corp.                                                    727,500
                ----------------------------------------------------------------
    11,000      General Motors Corp., Class H                                           522,500
                ----------------------------------------------------------------    -----------
                Total                                                                 1,250,000
                ----------------------------------------------------------------    -----------
                CHEMICALS--9.3%
                ----------------------------------------------------------------
     8,500      Air Products & Chemicals, Inc.                                          471,750
                ----------------------------------------------------------------
     6,000      Dow Chemical Co.                                                        425,250
                ----------------------------------------------------------------
     8,000      duPont E.I. de Nemours & Co.                                            532,000
                ----------------------------------------------------------------
     4,000      Eastman Kodak Co.                                                       272,000
                ----------------------------------------------------------------
     9,000      Grace W.R. & Co.                                                        546,750
                ----------------------------------------------------------------
    10,000      Praxair, Inc.                                                           291,250
                ----------------------------------------------------------------    -----------
                Total                                                                 2,539,000
                ----------------------------------------------------------------    -----------
                CONSUMER GOODS--7.4%
                ----------------------------------------------------------------
    10,000      General Electric Co.                                                    672,500
                ----------------------------------------------------------------
     5,000      Georgia-Pacific Corp.                                                   388,750
                ----------------------------------------------------------------
    10,000      PepsiCo, Inc.                                                           552,500
                ----------------------------------------------------------------
     4,600      Procter & Gamble Co.                                                    397,325
                ----------------------------------------------------------------    -----------
                Total                                                                 2,011,075
                ----------------------------------------------------------------    -----------
                ELECTRONICS--4.2%
                ----------------------------------------------------------------
    13,000      AMP, Inc.                                                               521,625
                ----------------------------------------------------------------
    12,000      Raychem Corp.                                                           624,000
                ----------------------------------------------------------------    -----------
                Total                                                                 1,145,625
                ----------------------------------------------------------------    -----------
                ENTERTAINMENT--2.0%
                ----------------------------------------------------------------
     9,000      Disney Walt Co.                                                         541,125
                ----------------------------------------------------------------    -----------



111 CORCORAN EQUITY FUND
--------------------------------------------------------------------------------

  SHARES                                                                               VALUE
----------      ----------------------------------------------------------------    -----------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------
                FINANCE--4.7%
                ----------------------------------------------------------------
    18,700      American Express Co.                                                $   794,750
                ----------------------------------------------------------------
     6,000      Morgan J.P. & Co., Inc.                                                 471,000
                ----------------------------------------------------------------    -----------
                Total                                                                 1,265,750
                ----------------------------------------------------------------    -----------
                HEALTH CARE--8.2%
                ----------------------------------------------------------------
     6,500      Abbott Labs                                                             264,063
                ----------------------------------------------------------------
    17,000      Columbia/HCA Healthcare                                                 877,625
                ----------------------------------------------------------------
     7,500      Johnson & Johnson                                                       649,688
                ----------------------------------------------------------------
     8,000      SmithKline Beecham PLC                                                  426,000
                ----------------------------------------------------------------    -----------
                Total                                                                 2,217,376
                ----------------------------------------------------------------    -----------
                INSURANCE--10.6%
                ----------------------------------------------------------------
     4,000      Chubb Corp.                                                             389,000
                ----------------------------------------------------------------
    21,000      Equitable Companies, Inc.                                               522,375
                ----------------------------------------------------------------
     7,000      ITT Corp.                                                               858,375
                ----------------------------------------------------------------
    10,000      Jefferson-Pilot Corp.                                                   711,250
                ----------------------------------------------------------------
    10,000      Providian Corp.                                                         401,250
                ----------------------------------------------------------------    -----------
                Total                                                                 2,882,250
                ----------------------------------------------------------------    -----------
                METALS--1.1%
                ----------------------------------------------------------------
     5,000      Aluminum Co. of America                                                 292,500
                ----------------------------------------------------------------    -----------
                MORTGAGE--2.3%
                ----------------------------------------------------------------
     4,000      Federal Home Loan Mortgage Corp.                                        308,000
                ----------------------------------------------------------------
     2,950      Federal National Mortgage Association                                   323,025
                ----------------------------------------------------------------    -----------
                Total                                                                   631,025
                ----------------------------------------------------------------    -----------
                OFFICE EQUIPMENT--2.1%
                ----------------------------------------------------------------
     5,800      International Business Machines                                         560,425
                ----------------------------------------------------------------    -----------



111 CORCORAN EQUITY FUND
--------------------------------------------------------------------------------

  SHARES                                                                               VALUE
----------      ----------------------------------------------------------------    -----------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------
                OIL SERVICE--16.1%
                ----------------------------------------------------------------
     8,500      Amoco Corp.                                                         $   575,875
                ----------------------------------------------------------------
     5,000      British Petroleum PLC                                                   478,125
                ----------------------------------------------------------------
    10,000      Chevron Corp.                                                           493,750
                ----------------------------------------------------------------
     6,000      Exxon Corp.                                                             464,250
                ----------------------------------------------------------------
    15,000      Foster Wheeler Corp.                                                    592,500
                ----------------------------------------------------------------
    14,000      Halliburton Co.                                                         607,250
                ----------------------------------------------------------------
     5,000      Mobil Corp.                                                             521,875
                ----------------------------------------------------------------
    20,000      Questar Corp.                                                           647,500
                ----------------------------------------------------------------    -----------
                Total                                                                 4,381,125
                ----------------------------------------------------------------    -----------
                PAPER PRODUCTS--1.2%
                ----------------------------------------------------------------
     7,000      Champion International Corp.                                            329,875
                ----------------------------------------------------------------    -----------
                RESTAURANTS--1.5%
                ----------------------------------------------------------------
     9,000      McDonald's Corp.                                                        401,625
                ----------------------------------------------------------------    -----------
                RETAIL--4.3%
                ----------------------------------------------------------------
    20,000   *  Federated Department Stores, Inc.                                       582,500
                ----------------------------------------------------------------
    15,000      Sears Roebuck & Co.                                                     590,625
                ----------------------------------------------------------------    -----------
                Total                                                                 1,173,125
                ----------------------------------------------------------------    -----------
                TELECOMMUNICATIONS--7.0%
                ----------------------------------------------------------------
    12,800      AT&T Corp.                                                              844,800
                ----------------------------------------------------------------
    10,000   *  Airtouch Communications, Inc.                                           291,250
                ----------------------------------------------------------------
    12,500      GTE Corp.                                                               532,812
                ----------------------------------------------------------------
     4,000      Motorola, Inc.                                                          245,000
                ----------------------------------------------------------------    -----------
                Total                                                                 1,913,862
                ----------------------------------------------------------------    -----------
                TRANSPORTATION--1.7%
                ----------------------------------------------------------------
     3,000      CSX Corp.                                                               262,875
                ----------------------------------------------------------------
     2,700      Norfolk Southern Corp.                                                  212,625
                ----------------------------------------------------------------    -----------
                Total                                                                   475,500
                ----------------------------------------------------------------    -----------



111 CORCORAN EQUITY FUND
--------------------------------------------------------------------------------

SHARES OR
PRINCIPAL
  AMOUNT                                                                               VALUE
----------      ----------------------------------------------------------------    -----------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------
                UTILITIES--4.2%
                ----------------------------------------------------------------
    12,000      Houston Industries, Inc.                                            $   549,000
                ----------------------------------------------------------------
    20,000      Public Service Co. of North Carolina, Inc.                              327,500
                ----------------------------------------------------------------
     9,000      WMX Technologies, Inc.                                                  265,500
                ----------------------------------------------------------------    -----------
                Total                                                                 1,142,000
                ----------------------------------------------------------------    -----------
                TOTAL COMMON STOCKS (IDENTIFIED COST, $22,540,277)                   25,673,013
                ----------------------------------------------------------------    -----------
MUTUAL FUND SHARES--2.4%
--------------------------------------------------------------------------------
   655,201      Goldman Sachs Money Market Fund (at net asset value)                    655,201
--------------------------------------------------------------------------------    -----------
U.S. GOVERNMENT SECURITY--3.7%
--------------------------------------------------------------------------------
$1,000,000      Federal Home Loan Mortgage Discount Note, 5.63%, 12/1/95
                (at amortized cost)                                                   1,000,000
                ----------------------------------------------------------------    -----------
                TOTAL INVESTMENTS (IDENTIFIED COST, $24,195,478)                    $27,328,214+
                ----------------------------------------------------------------    -----------


* Non-income producing securities.

+ The cost of investments for federal tax purposes amounts to $24,195,478. The net unrealized appreciation of investments on a federal tax basis amounts to $3,132,736, which is comprised of $3,194,981 appreciation and $62,245 depreciation at November 30, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($27,205,249) at November 30, 1995.

(See Notes which are an integral part of the Financial Statements)


111 CORCORAN EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $24,195,478)     $27,328,214
--------------------------------------------------------------------------------
Income receivable                                                                        92,117
--------------------------------------------------------------------------------
Receivable for investments sold                                                         475,474
--------------------------------------------------------------------------------
Receivable for shares sold                                                              139,995
--------------------------------------------------------------------------------
Deferred expenses                                                                         6,380
--------------------------------------------------------------------------------    -----------
     Total assets                                                                    28,042,180
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for investments purchased                                       $663,519
---------------------------------------------------------------------
Payable to Bank                                                          139,964
---------------------------------------------------------------------
Accrued expenses                                                          33,448
---------------------------------------------------------------------   --------
     Total liabilities                                                                  836,931
--------------------------------------------------------------------------------    -----------
Net Assets for 2,142,619 shares outstanding                                         $27,205,249
--------------------------------------------------------------------------------    -----------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid in capital                                                                     $23,333,043
--------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            3,132,736
--------------------------------------------------------------------------------
Accumulated net realized gain on investments                                            684,520
--------------------------------------------------------------------------------
Undistributed net investment income                                                      54,950
--------------------------------------------------------------------------------    -----------
     Total Net Assets                                                               $27,205,249
--------------------------------------------------------------------------------    -----------
NET ASSET VALUE AND REDEMPTION PROCEEDS PER SHARE:
Net Asset Value Per Share ($27,205,249 / 2,142,619 shares outstanding)                   $12.70
--------------------------------------------------------------------------------    -----------
COMPUTATION OF OFFERING PRICE:
Offering Price Per Share (100/95.50 of $12.70)*                                          $13.30
--------------------------------------------------------------------------------    -----------


* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


111 CORCORAN EQUITY FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------
Dividends                                                                                   $  269,473
----------------------------------------------------------------------------------------
Interest                                                                                        40,894
----------------------------------------------------------------------------------------    ----------
    Total income                                                                               310,367
----------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------
Investment advisory fee                                                         $110,773
----------------------------------------------------------------------------
Administrative personnel and services fee                                         25,000
----------------------------------------------------------------------------
Custodian fees                                                                     6,120
----------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                           9,767
----------------------------------------------------------------------------
Directors'/Trustees' fees                                                          1,705
----------------------------------------------------------------------------
Auditing fees                                                                      5,421
----------------------------------------------------------------------------
Legal fees                                                                         1,467
----------------------------------------------------------------------------
Portfolio accounting fees                                                         16,109
----------------------------------------------------------------------------
Share registration costs                                                           6,204
----------------------------------------------------------------------------
Printing and postage                                                               2,523
----------------------------------------------------------------------------
Insurance premiums                                                                 1,741
----------------------------------------------------------------------------
Miscellaneous                                                                      2,135
----------------------------------------------------------------------------    --------
    Total expenses                                                               188,965
----------------------------------------------------------------------------
Waiver--
----------------------------------------------------------------------------
  Waiver of investment advisory fee                                              (26,064)
----------------------------------------------------------------------------    --------
    Net expenses                                                                               162,901
----------------------------------------------------------------------------------------    ----------
         Net investment income                                                                 147,466
----------------------------------------------------------------------------------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------
Net realized gain on investments                                                               644,786
----------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                         1,997,523
----------------------------------------------------------------------------------------    ----------
    Net realized and unrealized gain on investments                                          2,642,309
----------------------------------------------------------------------------------------    ----------
         Change in net assets resulting from operations                                     $2,789,775
----------------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)


111 CORCORAN EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          SIX MONTHS ENDED
                                                          NOVEMBER 30, 1995    PERIOD ENDED
                                                             (UNAUDITED)       MAY 31, 1995*
                                                          -----------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------
OPERATIONS--
--------------------------------------------------------
Net investment income                                        $   147,466        $   128,312
--------------------------------------------------------
Net realized gain on investments ($644,786 and $39,734
  net gains, respectively, as computed for federal tax
purposes)                                                        644,786             39,734
--------------------------------------------------------
Net change in unrealized appreciation (depreciation)           1,997,523          1,135,213
--------------------------------------------------------  ---------------      -------------
     Change in net assets resulting from operations            2,789,775          1,303,259
--------------------------------------------------------  ---------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------
Distributions from net investment income                        (182,016)           (38,812)
--------------------------------------------------------  ---------------      -------------
SHARE TRANSACTIONS--
--------------------------------------------------------
Proceeds from sale of shares                                   3,326,531         24,299,699
--------------------------------------------------------
Net asset value of shares issued to shareholders in
  payment of distributions declared                                8,605              2,285
--------------------------------------------------------
Cost of shares redeemed                                       (3,318,522)          (985,555)
--------------------------------------------------------  ---------------      -------------
     Change in net assets resulting from share
       transactions                                               16,614         23,316,429
--------------------------------------------------------  ---------------      -------------
          Change in net assets                                 2,624,373         24,580,876
--------------------------------------------------------
NET ASSETS:
--------------------------------------------------------
Beginning of period                                           24,580,876                 --
--------------------------------------------------------  ---------------      -------------
End of period (including undistributed net investment
income of $54,950 and $89,500, respectively)                 $27,205,249        $24,580,876
--------------------------------------------------------  ---------------      -------------


* For the period from December 5, 1994 (date of initial public investment) to May 31, 1995.

(See Notes which are an integral part of the Financial Statements)


111 CORCORAN EQUITY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          SIX MONTHS ENDED
                                                          NOVEMBER 30, 1995         PERIOD ENDED
                                                             (UNAUDITED)           MAY 31, 1995(A)
                                                          -----------------        ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $ 11.48                 $ 10.00
-------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------
  Net investment income                                           0.07                    0.11
-------------------------------------------------------
  Net realized and unrealized gain (loss) on
    investments                                                   1.24                    1.44
-------------------------------------------------------    -----------              ----------
  Total from investment operations                                1.31                    1.55
-------------------------------------------------------    -----------              ----------
LESS DISTRIBUTIONS
-------------------------------------------------------
  Distributions from net investment income                       (0.09)                  (0.07)
-------------------------------------------------------    -----------              ----------
NET ASSET VALUE, END OF PERIOD                                 $ 12.70                 $ 11.48
-------------------------------------------------------    -----------              ----------
TOTAL RETURN(B)                                                  11.42%                  15.55%
-------------------------------------------------------
Ratios to average net assets
-------------------------------------------------------
  Expenses                                                        1.25%*                  1.25%*
-------------------------------------------------------
  Net investment income                                           1.13%*                  3.00%*
-------------------------------------------------------
  Expense waiver/reimbursement(c)                                 0.20%*                  1.42%*
-------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------
  Net assets, end of period (000 omitted)                      $27,205                 $24,581
-------------------------------------------------------
  Portfolio turnover                                                38%                      4%
-------------------------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from December 5, 1994 (date of initial public investment) to May 31, 1995.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


111 CORCORAN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

111 Corcoran Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of two diversified portfolios and one non-diversified portfolio. The financial statements included herein present only those of 111 Corcoran Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end investment companies are valued at net asset value. All other securities are valued at prices provided by an independent pricing service.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal taxes are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.


111 CORCORAN EQUITY FUND
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                          SIX MONTHS ENDED       PERIOD ENDED
                                                         NOVEMBER 30, 1995      MAY 31, 1995*
------------------------------------------------------   ------------------     --------------
Shares sold                                                    275,200             2,229,804
------------------------------------------------------
Shares issued to shareholders in payment of
  distributions declared                                           719                   210
------------------------------------------------------
Shares redeemed                                               (273,592)              (89,732)
------------------------------------------------------   --------------         ------------
  Net change resulting from share transactions                   2,327             2,140,282
------------------------------------------------------   --------------         ------------


* For the period from December 5, 1994 (date of initial public investment) to May 31, 1995.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Central Carolina Bank and Trust Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to .85 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of an investment sub-advisory agreement between the Adviser and Franklin Street Advisers, Inc. (the "Sub-Adviser"), the Sub-Adviser furnishes certain investment advisory services to the Adviser. The Sub-Adviser receives from the Adviser an annual fee equal to .65 of 1% of the Fund's average daily net assets payable from the Advisory fee. The Sub-Adviser may voluntarily choose to waive any portion of its fee.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The FAS fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

TRANSFER AND DIVIDEND DISBURSING AGENT AND PORTFOLIO ACCOUNTING FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund for which it receives a fee. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $26,368 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period


111 CORCORAN EQUITY FUND
--------------------------------------------------------------------------------

following December 2, 1994 (date the Fund became effective). For the six months ended November 30, 1995, the Fund paid $1,167 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 1995, were as follows:

-------------------------------------------------------------------------------
Purchases                                                                         $11,370,910
-------------------------------------------------------------------------------   -----------
Sales                                                                             $ 9,286,119
-------------------------------------------------------------------------------   -----------

TRUSTEES                                        OFFICERS
---------------------------------------------------------------------------------------------
John F. Donahue                                 John F. Donahue
Thomas G. Bigley                                Chairman
John T. Conroy, Jr.                             Edward C. Gonzales
William J. Copeland                             President and Treasurer
James E. Dowd                                   J. Christopher Donahue
Lawrence D. Ellis, M.D.                         Executive Vice President
Edward L. Flaherty, Jr.                         John W. McGonigle
Edward C. Gonzales                              Executive Vice President and Secretary
Peter E. Madden                                 Richard B. Fisher
Gregor F. Meyer                                 Vice President
John E. Murray, Jr.                             Joseph S. Machi
Wesley W. Posvar                                Vice President and Assistant Treasurer
Marjorie P. Smuts                               David M. Taylor
                                                Assistant Treasurer
                                                C. Grant Anderson
                                                Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.




PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present your Semi-Annual Report to Shareholders for 111 Corcoran North Carolina Municipal Securities Fund. It covers the six-month period ended November 30, 1995.

This report contains important information that includes an Investment Review by the Fund's portfolio manager, a complete listing of the Fund's Portfolio of Investments, and its Financial Statements.

To help your money earn double-tax-free income--exempt from federal regular income tax and North Carolina state income tax--the Fund invests primarily in a portfolio of high-quality bonds issued by North Carolina municipalities.* All bonds in the Fund's portfolio are rated A or higher by nationally recognized rating agencies.**

During the six-month period ended November 30, 1995, 111 Corcoran North Carolina Municipal Securities Fund achieved a double-tax-free total return of 4.40% based on net asset value.+ The Fund paid a total of $0.24 in income per share, while its share price rose from $10.44 on the first day of the period to $10.65 on the last day of the period. The Fund's net assets stood at $37.2 million at the end of the period.

Thank you for selecting this Fund as a way to put your money to work pursuing double-tax-free income. We will continue to keep you informed about your Fund's progress.

Sincerely,

LOGO
Edward C. Gonzales
President
January 15, 1996

 * Income may be subject to the federal alternative minimum tax.

** Ratings are according to Standard & Poor's Ratings Group.

 + Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the period ended November 30, 1995, which reflects the Fund's sales charge was 0.28%.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

Municipal bonds moved in tandem with the treasury market during the last 6 months of 1995. The tax-free market continues to be historically cheap versus the taxable bond market. We feel this is due to the "flat tax" discussions in Washington.

The total returns generated by bond funds were quite good and the 111 Corcoran North Carolina Municipal Securities Fund participated with a total return of 4.40%*, for the six months ended November 30, 1995.

Going into 1996 we are cautiously optimistic as inflation continues to be under control and municipals represent good value. One element that does concern us is the big increase in the amount of North Carolina Municipal debt coming to market versus 1995.

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


111 CORCORAN NORTH CAROLINA MUNICIPAL

SECURITIES FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                   RATING*        VALUE
----------      --------------------------------------------------------   --------    -----------
(A) MUNICIPAL SECURITIES--96.1%
------------------------------------------------------------------------
                NORTH CAROLINA--94.2%
                --------------------------------------------------------
$  500,000      Alamance County, NC, 4.70% GO Bonds, 4/1/2007                Aa        $   493,445
                --------------------------------------------------------
   550,000      Alamance County, NC, 4.90% GO Bonds, 4/1/2010                Aa            539,038
                --------------------------------------------------------
   250,000      Alamance County, NC, 5.90% GO Bonds, 5/1/2006                Aa            270,085
                --------------------------------------------------------
   500,000      Burke County, NC, 6.30% GO Bonds (MBIA Insured),
                3/1/2006                                                    AAA            545,745
                --------------------------------------------------------
   865,000      Cabarrus County, NC, 4.80% GO Bonds (FGIC Insured),
                3/1/2010                                                    AAA            831,335
                --------------------------------------------------------
   250,000      Catawba County, NC, 5.70% GO Bonds, 6/1/2003                 Aa            270,162
                --------------------------------------------------------
   500,000      Catawba County, NC, 5.75% GO Bonds, 6/1/2007                 Aa            538,400
                --------------------------------------------------------
   500,000      Catawba County, NC, 5.85% Hospital Revenue Bonds (AMBAC
                Insured), 10/1/2004                                         AAA            540,680
                --------------------------------------------------------
   500,000      Catawba County, NC, 5.95% Hospital Revenue Bonds (AMBAC
                Insured), 10/1/2005                                         AAA            540,520
                --------------------------------------------------------
   750,000      Charlotte, NC, 5.30% GO Bonds, 4/1/2008                     AAA            779,947
                --------------------------------------------------------
   500,000      Charlotte, NC, 5.50% GO Bonds (Series A), 7/1/2004          AAA            532,670
                --------------------------------------------------------
   500,000      Charlotte, NC, 6.50% (Prefunded 2/1/2001 @ 102)             AAA            559,730
                --------------------------------------------------------
   400,000      Charlotte-Mecklenburg Hospital Authority, NC, 6.375%
                Health Care System Revenue Refunding Bonds, 1/1/2009         AA            421,244
                --------------------------------------------------------
   365,000      Craven County, NC, 6.20% GO Bonds, 6/1/1999                  A1            390,327
                --------------------------------------------------------
   600,000      Cumberland County, NC, 5.80% GO Bonds (MBIA Insured),
                2/1/2007                                                    AAA            642,072
                --------------------------------------------------------
   470,000      Duplin County, NC, 5.30% GO Bonds (MBIA Insured),
                4/1/2007                                                    AAA            485,552
                --------------------------------------------------------
   500,000      Durham & Wake Counties Special Airport District, NC,
                5.75%, 4/1/2002                                             AAA            540,525
                --------------------------------------------------------


111 CORCORAN NORTH CAROLINA MUNICIPAL

SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                   RATING*        VALUE
----------      --------------------------------------------------------   --------    -----------
MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                NORTH CAROLINA--CONTINUED
                --------------------------------------------------------
$  500,000      Fayetteville, NC, Public Works Commission, 4.60% Revenue
                Bonds (FGIC Insured), 3/1/2005                              AAA        $   494,220
                --------------------------------------------------------
   250,000      Fayetteville, NC, Public Works Commission,
                5.90% Revenue Bonds (FSA Insured), 3/1/2007                 AAA            266,520
                --------------------------------------------------------
   600,000      Forsyth County, NC, 6.25% GO Bonds, 3/1/2005                AA+            653,808
                --------------------------------------------------------
   500,000      Greensboro, NC, 6.30% GO Bonds, 3/1/2012                    AAA            538,330
                --------------------------------------------------------
 1,000,000      Guilford County, NC, 5.40% GO Bonds, 4/1/2009               AA+          1,037,040
                --------------------------------------------------------
   350,000      Henderson County, NC, 6.50% GO Bonds, 6/1/2007               A1            383,600
                --------------------------------------------------------
   500,000      Iredell County, NC, 5.50% COP (FGIC Insured), 6/1/2001      AAA            526,745
                --------------------------------------------------------
   350,000      Iredell County, NC, 6.125% COP
                (Statesville School Project)/(FGIC Insured), 6/1/2007       AAA            378,028
                --------------------------------------------------------
   675,000      Lee County, NC, 6.00%, 2/1/2004                              A+            729,365
                --------------------------------------------------------
   500,000      Lincoln County, NC, 5.10% GO Bonds (FGIC Insured),
                6/1/2007                                                    AAA            508,935
                --------------------------------------------------------
   500,000      Mecklenburg County, NC, 5.90% GO Bonds, 3/1/2004            AAA            542,240
                --------------------------------------------------------
   250,000      Moore County, NC, 4.80% (AMBAC Insured), 6/1/2006           AAA            249,692
                --------------------------------------------------------
   500,000      Mooresville Grade School District, 6.30% COP
                (AMBAC Insured), 10/1/2009                                  AAA            543,275
                --------------------------------------------------------
   500,000      Morganton, NC, 5.60% Water & Sewer GO Bonds
                (FGIC Insured), 6/1/2007                                    AAA            533,305
                --------------------------------------------------------
   500,000      Morganton, NC, 5.70% Water & Sewer GO Bonds
                (FGIC Insured), 6/1/2012                                    AAA            526,975
                --------------------------------------------------------
 1,000,000      New Hanover County, NC, 5.40% GO Bonds, 3/1/2009             A+          1,027,100
                --------------------------------------------------------
   200,000      New Hanover County, NC, 7.10% GO Bonds
                (Prerefunded 6/1/1999 @102)                                  A+            222,376
                --------------------------------------------------------
   500,000      North Carolina Eastern Municipal Power Agency,
                6.00% Revenue Bonds (Series B), 1/1/2006                     A             510,970
                --------------------------------------------------------


111 CORCORAN NORTH CAROLINA MUNICIPAL

SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                   RATING*        VALUE
----------      --------------------------------------------------------   --------    -----------
MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                NORTH CAROLINA--CONTINUED
                --------------------------------------------------------
$  300,000      North Carolina Educational Facilities Authority, 6.375%
                Revenue Bonds (Elon College Project)/
                (Connie Lee Insured), 1/1/2007                              AAA        $   325,596
                --------------------------------------------------------
   200,000      North Carolina Medical Care Commission, 5.95% Revenue
                Bonds (Presbyterian Hospital), 10/1/2007                     AA            209,780
                --------------------------------------------------------
 1,125,000      North Carolina Municipal Power Agency Catawba, 10.50%
                Revenue Bonds, 1/1/2010                                     AAA          1,594,834
                --------------------------------------------------------
   500,000      North Carolina Municipal Power Agency Catawba, 6.00%
                Revenue Bonds, 1/1/2004                                      A             525,770
                --------------------------------------------------------
   500,000      North Carolina Municipal Power Agency, 5.25% Revenue
                Bonds (AMBAC Insured), 1/1/2008                             AAA            509,170
                --------------------------------------------------------
   500,000      North Carolina Municipal Power Agency, 5.75% Revenue
                Bonds (AMBAC Insured), 1/1/2002                             AAA            533,065
                --------------------------------------------------------
   535,000      North Carolina State, 6.20% (Prerefunded 3/1/2002 @ 102)    AAA            598,371
                --------------------------------------------------------
   500,000      North Carolina State, 6.60% (Prerefunded 1/1/1996 @
                101.5)                                                      AAA            512,915
                --------------------------------------------------------
   500,000      Pitt County, NC, 5.10% GO Bonds, 2/1/2007                    Aa            512,165
                --------------------------------------------------------
   250,000      Pitt County, NC, 6.05% COP (FGIC Insured), 4/1/1998         AAA            261,448
                --------------------------------------------------------
   500,000      Randolph County, NC, 6.20% GO Bonds, 5/1/2005                A+            545,965
                --------------------------------------------------------
   365,000      Rocky Mount, NC, 6.30% GO Bonds, 5/1/2009                    A+            392,426
                --------------------------------------------------------
   500,000      Rowan County, NC, 5.60% GO Bonds (FGIC Insured),
                5/1/2011                                                    AAA            520,555
                --------------------------------------------------------
   500,000      Rowan County, NC, 5.60% GO Bonds
                (MBIA Insured), 4/1/2009                                    AAA            526,765
                --------------------------------------------------------
   500,000      Rutherford County, NC, 5.10% GO Bonds (MBIA Insured),
                6/1/2008                                                    AAA            508,565
                --------------------------------------------------------
   500,000      Rutherford County, NC, 5.70% GO Bonds
                (MBIA Insured/Prerefunded 6/1/2002 @ 102)                   AAA            546,925
                --------------------------------------------------------
   500,000      Union County, NC, 5.80% GO Bonds, 3/1/2006                   A+            534,265
                --------------------------------------------------------


111 CORCORAN NORTH CAROLINA MUNICIPAL

SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                   RATING*        VALUE
----------      --------------------------------------------------------   --------    -----------
MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                NORTH CAROLINA--CONTINUED
                --------------------------------------------------------
$  500,000      Union County, NC, 6.50% GO Bonds, 4/1/2005                   A+        $   553,435
                --------------------------------------------------------
   500,000      Union County, NC, 6.50% GO Bonds, 4/1/2006                   A+            546,950
                --------------------------------------------------------
   500,000      University of North Carolina at Charlotte, 5.00% Revenue
                Bonds (MBIA Insured), 1/1/2007                              AAA            503,325
                --------------------------------------------------------
   500,000      Wake County, NC, 4.20% GO Bonds, 4/1/1998                   AAA            504,130
                --------------------------------------------------------
   500,000      Wake County, NC, 6.90% Revenue Bonds (Carolina Power &
                Light Co.), 4/1/2009                                         A2            543,835
                --------------------------------------------------------
 1,185,000      Wilmington, NC, 4.80% GO Bonds, 3/1/2008                     A+          1,166,692
                --------------------------------------------------------
   500,000      Wilmington, NC, 6.30% GO Bonds, 3/1/2005                     A+            549,760
                --------------------------------------------------------
   500,000      Wilmington, NC, 6.40% Water & Sewer GO Bonds, 3/1/2007       A+            549,735
                --------------------------------------------------------
   800,000      Winston-Salem, NC, 5.40% GO Bonds, 6/1/2009                 AAA            828,360
                --------------------------------------------------------
   500,000      Winston-Salem, NC, 5.40% GO Bonds, 6/1/2011                 AAA            514,045
                --------------------------------------------------------
 1,000,000      Winston-Salem, NC, 6.25% Water & Sewer GO Bonds,
                6/1/2005                                                    AA+          1,099,290
                --------------------------------------------------------               -----------
                Total                                                                   35,112,138
                --------------------------------------------------------               -----------
                PUERTO RICO--1.9%
                --------------------------------------------------------
   500,000      Puerto Rico Electric Power Authority, 5.75% Revenue
                Bonds (FSA Insured), 7/1/2007                               AAA            529,830
                --------------------------------------------------------
   200,000      Puerto Rico, Floating Rate Revenue Bonds (RIB)/(MBIA
                Insured), 1/16/2015                                         AAA            200,250
                --------------------------------------------------------               -----------
                Total                                                                      730,080
                --------------------------------------------------------               -----------
                TOTAL MUNICIPAL SECURITIES (IDENTIFIED COST,
                $34,526,215)                                                            35,842,218
                --------------------------------------------------------               -----------


111 CORCORAN NORTH CAROLINA MUNICIPAL

SECURITIES FUND
--------------------------------------------------------------------------------

                                                                            CREDIT
  SHARES                                                                   RATING*        VALUE
----------      --------------------------------------------------------   --------    -----------
MUTUAL FUND SHARES--0.5%
------------------------------------------------------------------------
     5,600      North Carolina Daily Tax-Free Income Money Market Fund                 $     5,600
                --------------------------------------------------------
   177,900      PNC North Carolina Money Market Fund                                       177,900
                --------------------------------------------------------               -----------
                TOTAL MUTUAL FUND SHARES (AT NET ASSET VALUE)                              183,500
                --------------------------------------------------------               -----------
                TOTAL INVESTMENTS (IDENTIFIED COST, $34,709,715)                       $36,025,718+
                --------------------------------------------------------               -----------


  + The cost of investments for federal tax purposes amounts to $34,709,715. The net unrealized appreciation/depreciation of investments on a federal tax basis amounts to $1,316,003 which is comprised of $1,349,038 appreciation and $33,035 depreciation at November 30, 1995.

(a) At November 30, 1995, .6% of the total investments at market value were subject to alternative minimum tax.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings.

Note: The categories of investments are shown as a percentage of net assets
      ($37,296,079) at November 30, 1995.

The following acronyms are used throughout this portfolio:

AMBAC  -- American Municipal Bond Assurance Corporation
COP    -- Certificates of Participation
FGIC   -- Financial Guaranty Insurance Company
FSA    -- Financial Security Assurance
GO     -- General Obligation
MBIA   -- Municipal Bond Investors Assurance
RIB    -- Residual Interest Bond


(See Notes which are an integral part of the Financial Statements)

111 CORCORAN NORTH CAROLINA MUNICIPAL

SECURITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $34,709,715)     $36,025,718
--------------------------------------------------------------------------------
Income receivable                                                                       636,475
--------------------------------------------------------------------------------
Receivable for investments sold                                                         794,527
--------------------------------------------------------------------------------
Receivable for shares sold                                                               20,573
--------------------------------------------------------------------------------
Deferred expenses                                                                         6,971
--------------------------------------------------------------------------------    -----------
     Total assets                                                                    37,484,264
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Income distribution payable                                             $144,003
---------------------------------------------------------------------
Payable to Bank                                                           19,960
---------------------------------------------------------------------
Accrued expenses                                                          24,222
---------------------------------------------------------------------   --------
     Total liabilities                                                                  188,185
--------------------------------------------------------------------------------    -----------
Net Assets for 3,503,210 shares outstanding                                          37,296,079
--------------------------------------------------------------------------------    -----------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid in capital                                                                     $36,495,482
--------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            1,316,003
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                                           (516,446)
--------------------------------------------------------------------------------
Undistributed net investment income                                                       1,040
--------------------------------------------------------------------------------    -----------
     Total Net Assets                                                               $37,296,079
--------------------------------------------------------------------------------    -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
--------------------------------------------------------------------------------
Net Asset Value Per Share ($37,296,079 / 3,503,210 shares outstanding)                   $10.65
--------------------------------------------------------------------------------    -----------
Offering Price Per Share (100/95.50 of $10.65)*                                          $11.15
--------------------------------------------------------------------------------    -----------


* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

111 CORCORAN NORTH CAROLINA MUNICIPAL

SECURITIES FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------
Interest                                                                             $  979,159
---------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------
Investment advisory fee                                                 $ 142,448
---------------------------------------------------------------------
Administrative personnel and services fee                                  28,491
---------------------------------------------------------------------
Custodian fees                                                              2,469
---------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                   14,133
---------------------------------------------------------------------
Directors'/Trustees' fees                                                   2,970
---------------------------------------------------------------------
Auditing fees                                                               8,376
---------------------------------------------------------------------
Legal fees                                                                  2,002
---------------------------------------------------------------------
Portfolio accounting fees                                                  21,166
---------------------------------------------------------------------
Share registration costs                                                    5,650
---------------------------------------------------------------------
Printing and postage                                                        5,903
---------------------------------------------------------------------
Insurance premiums                                                          2,047
---------------------------------------------------------------------
Miscellaneous                                                               6,325
---------------------------------------------------------------------   ---------
     Total expenses                                                       241,980
---------------------------------------------------------------------
Waiver--
---------------------------------------------------------------------
     Waiver of investment advisory fee                                   (142,448)
---------------------------------------------------------------------   ---------
          Net expenses                                                                   99,532
---------------------------------------------------------------------------------    ----------
               Net investment income                                                    879,627
---------------------------------------------------------------------------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------
Net realized gain on investments                                                        264,416
---------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                    474,472
---------------------------------------------------------------------------------    ----------
     Net realized and unrealized gain on investments                                    738,888
---------------------------------------------------------------------------------    ----------
          Change in net assets resulting from operations                             $1,618,515
---------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)

111 CORCORAN NORTH CAROLINA MUNICIPAL

SECURITIES FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  SIX MONTHS
                                                                    ENDED
                                                                 NOVEMBER 30,    YEAR ENDED
                                                                     1995          MAY 31,
                                                                 (UNAUDITED)        1995
                                                                 ------------    -----------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------
Net investment income                                             $  879,627     $ 2,038,748
--------------------------------------------------------------
Net realized gain on investments ($264,416 and $0,
  respectively, as computed for federal tax purposes)                264,416        (771,122)
--------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                 474,472       1,445,684
--------------------------------------------------------------   -----------     -----------
     Change in net assets resulting from operations                1,618,515       2,712,310
--------------------------------------------------------------   -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------
Distributions from net investment income                            (879,627)     (2,037,708)
--------------------------------------------------------------   -----------     -----------
     Change in net assets resulting from distributions to
     shareholders                                                   (879,627)     (2,037,708)
--------------------------------------------------------------   -----------     -----------
SHARE TRANSACTIONS--
--------------------------------------------------------------
Proceeds from sale of shares                                       2,162,269       4,742,618
--------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                               109,368         303,412
--------------------------------------------------------------
Cost of shares redeemed                                           (5,517,516)    (11,781,966)
--------------------------------------------------------------   -----------     -----------
     Change in net assets resulting from share transactions       (3,245,879)     (6,735,936)
--------------------------------------------------------------   -----------     -----------
          Change in net assets                                    (2,506,991)     (6,061,334)
--------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------
Beginning of period                                               39,803,070      45,864,404
--------------------------------------------------------------   -----------     -----------
End of period (including undistributed net investment income
  of $1,040 and $1,040, respectively)                            $37,296,079     $39,803,070
--------------------------------------------------------------   -----------     -----------


(See Notes which are an integral part of the Financial Statements)

111 CORCORAN NORTH CAROLINA MUNICIPAL

SECURITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  SIX MONTHS
                                                    ENDED
                                                 (UNAUDITED)               YEAR ENDED MAY 31,
                                                 NOVEMBER 30,       ---------------------------------
                                                     1995            1995         1994        1993(A)
                                                 ------------       ------       ------       -------
NET ASSET VALUE, BEGINNING OF PERIOD                $10.44          $10.17       $10.36       $10.00
----------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------
  Net investment income                               0.24            0.48         0.47         0.37
----------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                         0.21            0.27        (0.18)        0.36
----------------------------------------------   ---------          ------       ------       ------
Total from investment operations                      0.45            0.75         0.29         0.73
----------------------------------------------   ---------          ------       ------       ------
LESS DISTRIBUTIONS
----------------------------------------------
  Distributions from net investment income           (0.24)          (0.48)       (0.47)       (0.37)
----------------------------------------------
  Distributions from net realized gain on
  investments                                           --              --        (0.01)          --
----------------------------------------------
Total distributions                                  (0.24)          (0.48)       (0.48)       (0.37)
----------------------------------------------   ---------          ------       ------       ------
NET ASSET VALUE, END OF PERIOD                      $10.65          $10.44       $10.17       $10.36
----------------------------------------------   ---------          ------       ------       -------
TOTAL RETURN(B)                                       4.40%           7.71%        2.68%        7.37%
----------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------
  Expenses                                            0.52%*          0.57%        0.69%        0.70%*
----------------------------------------------
  Net investment income                               4.63%*          4.82%        4.42%        4.51%*
----------------------------------------------
  Expense waiver/reimbursement(c)                     0.75%*          0.75%        0.75%        0.99%*
----------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------
  Net assets, end of period (000 omitted)          $37,296          $39,803      $45,864      $28,152
----------------------------------------------
  Portfolio turnover                                    29%             47%          24%          17%
----------------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from July 22, 1992 (date of initial public investment) to May 31, 1993.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

111 CORCORAN NORTH CAROLINA MUNICIPAL

SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

111 Corcoran Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two diversified and one non-diversified portfolios. The financial statements included herein are only those of 111 Corcoran North Carolina Municipal Securities Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service. Investments in other open-end regulated investment companies are valued at net asset value.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At May 31, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $272,995, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2003.

     Additionally, net capital losses of $507,733 attributable to security transactions incurred after October 31, 1994 are treated as arising on the first day of the Fund's current taxable year.

111 CORCORAN NORTH CAROLINA MUNICIPAL

SECURITIES FUND
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     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     CONCENTRATION OF CREDIT RISK--Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at November 30, 1995, 34.9% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 12.7% of total investments.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                                 SIX MONTHS
                                                                   ENDED         YEAR ENDED
                                                                NOVEMBER 30,      MAY 31,
                                                                    1995            1995
-------------------------------------------------------------   ------------     ----------
Shares sold                                                        206,776         478,316
-------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                          10,474          30,434
-------------------------------------------------------------
Shares redeemed                                                   (528,374)     (1,203,315)
-------------------------------------------------------------   -----------     ----------
  Net change resulting from share transactions                    (311,124)       (694,565)
-------------------------------------------------------------   -----------     ----------


111 CORCORAN NORTH CAROLINA MUNICIPAL

SECURITIES FUND
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(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Central Carolina Bank, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .75 of 1% of the Fund's average daily net assets.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT AND PORTFOLIO ACCOUNTING FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund for which it receives a fee. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $43,033 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following effective date. For the period ended November 30, 1995, the Fund paid $5,737 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1995, were as follows:

-------------------------------------------------------------------------------
Purchases                                                                         $10,829,150
-------------------------------------------------------------------------------   -----------
Sales                                                                             $14,246,194
-------------------------------------------------------------------------------   -----------

TRUSTEES                                        OFFICERS
---------------------------------------------------------------------------------------------
John F. Donahue                                 John F. Donahue
Thomas G. Bigley                                Chairman
John T. Conroy, Jr.                             Edward C. Gonzales
William J. Copeland                             President and Treasurer
James E. Dowd                                   J. Christopher Donahue
Lawrence D. Ellis, M.D.                         Executive Vice President
Edward L. Flaherty, Jr.                         John W. McGonigle
Edward C. Gonzales                              Executive Vice President and Secretary
Peter E. Madden                                 Richard B. Fisher
Gregor F. Meyer                                 Vice President
John E. Murray, Jr.                             Joseph S. Machi
Wesley W. Posvar                                Vice President and Assistant Treasurer
Marjorie P. Smuts                               David M. Taylor
                                                Assistant Treasurer
                                                C. Grant Anderson
                                                Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning